Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. dollar - Brazilizan real
Exchange variation effects
End of period exchange rate	3.3080	3.2591
Average exchange rate	3.1925	3.4833	3.3387
Average exchange rate - Variation	(0.0835)
End of period variation rate	1.50%
Average variation rate		4.33%
U.S. dollar - Mexican peso
Exchange variation effects
End of period exchange rate	19.689	20.6352
Average exchange rate	18.9142	18.6987	15.8846
Average exchange rate - Variation	0.0115
End of period variation rate	(4.59%)
Average variation rate		17.72%
U.S. dollar - Euro
Exchange variation effects
End of period exchange rate	0.8464	0.9479
Average exchange rate	0.8871	0.9041	0.9019
Average exchange rate - Variation	(0.0189)
End of period variation rate	(10.71%)
Average variation rate		0.24%